Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	12 Months Ended
Dec. 31, 2024 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	934,444
Exercisable, number of options (in shares) | shares	934,444
Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	168,784
Weighted average residual life (years)	3 years 4 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	168,784
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 65.84
Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	349,400
Weighted average residual life (years)	3 years 2 months 1 day
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 76.39
Exercisable, number of options (in shares) | shares	349,400
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 76.39
Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	416,260
Weighted average residual life (years)	1 year 7 months 20 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 89.13
Exercisable, number of options (in shares) | shares	416,260
Weighted average exercise price per share, Options exercisable (in euros per share)	€ 89.13
Bottom of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00